Unrecognized contractual commitments (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of unrecognized contractual commitments [line items]
Schedule of operating leases and maturities

	Discounted value of	Minimum future
(in millions of euros)	future lease payments	lease payments
Property lease commitments	5,186	5,649
o/w technical activities	3,203	3,458
o/w shops/offices activities	1,983	2,191

Maturities are set forth below:

	Minimum
	future
	lease	Less than	1-2	2-3	3-4	4-5	More than
(in millions of euros)	payments	one year	years	years	years	years	five years
Property lease commitments	5,649	939	816	710	584	507	2,092

Telecom activities, operating segment [member]
Disclosure of unrecognized contractual commitments [line items]
Schedule of commitments relating to operating activities

		Less than	From one	More than
(in millions of euros)	Total	one year	to five years	five years
Operating activities commitments	20,078	5,914	7,929	6,234
Operating leases commitments	5,778	995	2,689	2,094
Handsets purchase commitments	1,837	1,837	—	—
Transmission capacity purchase commitments	384	178	193	13
Other goods and services purchase commitments	3,439	1,133	1,679	627
Investment commitments	3,103	817	1,227	1,059
Public initiative networks commitments	4,333	797	1,984	1,552
Guarantees granted to third parties in the ordinary course of business	1,204	157	157	890

Schedule of assets covered by commitments

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Assets held under finance leases	574	528	552
Non-current pledged, mortgaged or receivership assets(1)	453	107	121
Collateralized current assets	21	19	27
Total	1,048	654	700

(1)	Non-current pledged, mortgaged or receivership assets are shown excluding cash collateral deposits, which are presented in Note 11.7.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

	December 31, 2018
	Total in statement of	Amount of asset pledged,	Percentage
(in millions of euros)	financial position (a)	mortgaged or receivership (b)	(b)/(a)
Intangibles assets, net (excluding goodwill)	14,073	107	1%
Property, plant and equipment, net	27,693	—	—
Non-current financial assets	3,899	346	9%
Other (1)	29,037	—	—
Total	74,702	453	1%

This item mainly includes net goodwill, interests in associates, net deferred tax assets and non-current derivatives assets.